Share-Based Comepsantion (Details) - Schedule of Transaction Activities of Share Options - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transaction Activities of Share Options [Abstract]
Number of Options, Beginning Balance	397,500	590,000	805,000	817,500	817,500	855,000
Weighted average exercise price per option, Beginning Balance	$ 1.02	$ 1.02	$ 1.02	$ 1.03	$ 1.03	$ 1.03
Number of options,Forfeited	(12,500)	(192,500)	(202,500)	(12,500)	(227,500)	(37,500)
Weighted average exercise price per option,Forfeited	$ 1	$ 1.03	$ 1	$ 1.5	$ 1.03	$ 1.2
Number of Options,Ending Balance	385,000	397,500	602,500	805,000	590,000	817,500
Weighted average exercise price per option,Ending Balance	$ 1.02	$ 1.02	$ 1.02	$ 1.02	$ 1.02	$ 1.03